Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

10. Other Assets

Other assets consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Product branding	$396	$396
Deposits	171	172
Other	-	23
Total other assets	567	591
Less accumulated amortization	(385)	(344)
Other assets, net	$182	$247

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

As of September 30, 2024, the Company had $0.4 million of capitalized costs related to services provided for the rebranding of its existing product line. This amount is being amortized over a seven-year life.

Amortization expense totalled $41,250 and $42,857 for the nine months ended September 30, 2024 and 2023, respectively.

The deposits represent the office lease deposits and cash collateral for the Company’s credit cards.

9. Other Assets

Other assets consisted of the following as of December 31:

(Dollars in thousands)	2023	2022
Product branding	$396	$400
Deposits	240	256
Future proceeds related to installment sales of equipment	276	-
Total other assets	912	656
Less accumulated amortization	(344)	(287)
Other assets, net	$568	$369

As of December 31, 2023, the Company had $0.4 million of capitalized costs related to services provided for the rebranding of its existing product line. This amount is being amortized over a seven-year life.

Amortization expense totaled $0.1 million for both the years ended December 31, 2023 and 2022.

The deposits represent office lease deposits.